Taxes on Income (Details) - Schedule of Taxes on income (tax benefit) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Taxes on income (tax benefit) [Abstract]
Current	$ 14,733	$ 6,839	$ 2,459
Deferred	(6,123)	(1,808)	(5,023)
Taxes on income (tax benefit)	8,610	5,031	(2,564)
Domestic (Israel)	3,639	4,081	(314)
Foreign	4,971	950	(2,250)
Taxes on income (tax benefit)	$ 8,610	$ 5,031	$ (2,564)